Condensed Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains (losses) on investment securities, unrealized gains related to debt securities with credit component realized and included in net income before attribution of noncontrolling interests, net of tax	¥ 9	¥ 9